Land Use Rights	12 Months Ended
Dec. 31, 2021
Land Use Rights [Abstract]
Land use rights
8.	Land use rights

Land use rights consisted of the following:

	As of December 31,
	2020	2021
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(9,614,364)	(10,567,510)
Land use rights, net	37,720,475	36,767,329

The amortization expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB 940,247, RMB 946,697 and RMB 946,697, respectively. The Group expects to record estimated amortization expenses RMB 946,697, RMB 946,697, RMB 946,697, RMB 946,697 and RMB 946,697 for the years ending December 31, 2022, 2023, 2024, 2025 and 2026, respectively.

The net book amounts of land use rights as collateral for the Group’s borrowings (Note 12) as of December 31, 2020 and December 31, 2021 were nil and RMB 33,066,332, respectively. The net book amounts of land use rights as collateral for the Lianwai School’s borrowings as of December 31, 2020 and December 31, 2021 were RMB 18,595,343 and RMB 18,176,686, respectively.